Postretirement Benefit Plans - Classification of Pension Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Level I [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	$ 10	$ 28
Level I [Member] | Equity Securities [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets		1
Level I [Member] | Debt Securities [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	7	15
Level I [Member] | Other [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	3	12
Level II [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	152	114
Level II [Member] | Equity Securities [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	49	47
Level II [Member] | Debt Securities [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	81	61
Level II [Member] | Insurance Contracts [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	12
Level II [Member] | Other [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	10	6
Level III [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	3	3
Level III [Member] | Other [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	$ 3	$ 3